SUPPLEMENT DATED SEPTEMBER 15, 2004 TO
 TRAVELERS PREMIER ADVISERS -- ASSETMANAGER ANNUITY PROSPECTUS DATED MAY 3, 2004

The following information supplements, and to the extent inconsistent therewith, replaces the information in your contract prospectus. Please retain this supplement and keep it with the prospectus for future reference.

The following funding options are not available with Premier Advisers AssetManager Annuity, and all references to them are hereby removed.

         Janus Aspen Series: Balanced Portfolio - Service Shares
         Janus Aspen Series: Capital Appreciation Portfolio - Service Shares Janus Aspen Series: Mid Cap Value Portfolio - Service Shares
         Janus Aspen Series: Worldwide Growth Portfolio - Service Shares

         The Travelers Series Trust: Equity Income Portfolio
         The Travelers Series Trust: Large Cap Portfolio

         Variable Insurance Products Fund II: Contrafund Portfolio -
           Service Class 2

         Variable Insurance Products Fund III: Mid Cap Portfolio -
           Service Class 2

The MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES table is deleted and replaced with the following.

                                                      Minimum          Maximum
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                    0.63%           1.87%
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.)


The Example table is deleted and replaced with the following:

EXAMPLE 1 - CONTRACT WITH ENHANCED DEATH BENEFIT ELECTED

--------------------------------------------------------------------------------------------------------------------
                                          If Contract is surrendered at         If Contract is NOT surrendered or
                                            the end of period shown:           annuitized at the end of period shown:
                                        -----------------------------------   --------------------------------------
                                          1         3         5        10       1         3         5        10
FUNDING OPTION                          YEAR      YEARS     YEARS     YEARS   YEAR      YEARS     YEARS     YEARS
--------------------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum Total
Annual Operating Expenses               367       1117      1888      3823    367       1117      1888       3823

Underlying Fund with Minimum Total
Annual Operating Expenses               244       751       1285      2652    244       751       1285       2652





September 2004                                                           L-24408